Subsequent Events (Details Narrative) - USD ($) shares in Thousands, $ in Thousands	May 08, 2026	Apr. 07, 2026
Subsequent Events [Abstract]
Shares issued		1,730
Gross proceeds		$ 1,730
Annual interest rate	3.15%